CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 323,763	$ 382,407	$ 292,417
Cost of goods sold	207,354	237,095	165,267
Gross profit	116,409	145,312	127,150
Operating expenses:
Fulfillment	22,419	23,926	15,963
Selling and marketing	91,614	105,186	84,245
General and administrative	41,535	46,916	31,929
Total operating expenses	155,568	176,028	132,137
Loss from operations	(39,159)	(30,716)	(4,987)
Exchange loss on offshore bank accounts	(938)	(1,556)
Interest income	773	2,355	237
Total other income (loss)	(165)	799	237
Loss before income taxes	(39,324)	(29,917)	(4,750)
Income taxes expenses	(49)	(70)	(69)
Loss from equity method investment	(34)
Net loss	(39,407)	(29,987)	(4,819)
Accretion of Series C convertible redeemable preferred shares			(1,621)
Net loss attributable to ordinary shareholders	$ (39,407)	$ (29,987)	$ (6,440)
Net loss per ordinary share-basic (in dollars per share)	$ (0.41)	$ (0.30)	$ (0.09)
Net loss per ordinary share-diluted (in dollars per share)	$ (0.41)	$ (0.30)	$ (0.09)